JOINT VENTURES	12 Months Ended
Dec. 31, 2012
JOINT VENTURES
JOINT VENTURES
6. JOINT VENTURES

On April 11, 2012, through one of its wholly-owned subsidiaries, NewLead Holdings (US) Corp., the Company entered into a Joint Venture Agreement with J Mining & Energy Group to establish New Lead JMEG LLC as a joint venture to engage in the business of the purchasing and trading certain commodities, principally coal. The Company has joint control with J Mining & Energy Group of New Lead JMEG LLC and is entitled to and is liable for the total net assets of the joint venture. NewLead Holdings (US) Corp. contributed to the capital of the joint venture $2,500 cash and $1,000 in value of coal sales agreements. In addition, the Company delivered to J Mining & Energy Group $300 and 731,140 common shares of the Company as a condition to the closing of the Joint Venture Agreement.

On July 13, 2012, and in relation to this Joint Venture Agreement, the Company and New Lead JMEG LLC, entered into a marketing and administrative services agreement (effective as of April 11, 2012), where it was agreed NewLead (through its subsidiary Newlead Bulkers) would provide the aforementioned services with a monthly fee of $160. In addition, NewLead and J Mining & Energy Group invoiced New Lead JMEG LLC for an aggregate amount of $3,280 relating to start up fees. Due to the nature of these related party transactions, invoices in the amount of $1,980 to New Lead JMEG LLC from the Company, as well as the aggregate of $1,387 from the relevant marketing and administrative services agreement, have not been recognized as revenue during the year ended December 31, 2012, but they will be recognized upon payment of each amount from New Lead JMEG LLC.

For the year ended December 31, 2012, New Lead JMEG LLC had a loss of $4,939, which was comprised of the fees described above, as well as from other general and administrative expenses. No other transactions have taken place during this period. As of December 31, 2012, New Lead JMEG LLC’s current assets were $2,380 and its current liabilities were $4,819.

On April 30, 2012, the Company and a third party established NewLead Mojave Holdings LLC (“NewLead Mojave”). The Company controls 52% of NewLead Mojave and is entitled to and is liable for the total net assets of NewLead Mojave according to this percentage of control. The Company contributed to the capital of the new entity 100% of NewLead Holdings (US) Corp.’s share capital, while Mojave Finance Inc. agreed to make available a loan facility of $3,000 to NewLead Holdings (US) Corp.

For the year ended December 31, 2012, NewLead Mojave had a loss of $2,838 which was comprised of $2,469 loss attributable to NewLead Mojave as a result of its 50% investment in New Lead JMEG LLC and of $369 Interest and Finance Costs, respectively. No other transactions have taken place during this period.